Employee Benefit Plan, Nonparticipant-Directed Investment - EBP 001 [Member]	12 Months Ended
Dec. 31, 2025
EBP, Nonparticipant-Directed Investment [Abstract]
EBP, Nonparticipant-Directed Investment	Non-participant Directed Investments
The following information represents the assets and the significant components of changes in assets related to the Plan’s investment in Park National Corporation Common Stock, an undetermined portion of which is non-participant directed based upon Plan provisions. Prior to the transition of the Plan trustee and administrative service provider from Park to Fidelity Management Trust Company as Plan trustee and Fidelity Workplace Services LLC as the Plan recordkeeper ("Fidelity") in June 2024, initial contributions were deposited into the Plan in the form of cash with shares of Park National Corporation Common Stock purchased on a delayed basis. After the trustee and administrative service provider transition, shares of Park National Corporation Common Stock are purchased utilizing a stock purchase account. The stock purchase account is used to facilitate the money movements associated with the share accounted stock. As the market place only recognizes whole share trades and Fidelity record keeps fractional shares, the stock purchase account houses the resulting differences that are caused by normal trading activity. The stock purchase account balances are invested in a Fidelity Investments money market account.

	December 31,
	2025	2024
Investment, at fair value:
Park National Corporation Common Stock	$143,327,729	$159,236,170
Fidelity Investments Money Market Account	1,794	1,783
	$143,329,523	$159,237,953

Changes in assets:
Employer and employee contributions	$17,280,425	$16,233,526
Rollover contributions	743,592	242,702
Interest and dividend income	5,219,522	4,644,476
Distributions to participants	(14,231,806)	(23,113,428)
Net transfers to participant directed investments	(7,073,893)	(18,011,833)
Net (depreciation) appreciation in fair value of investments	(17,846,270)	39,684,982
(Decrease) increase in assets	$(15,908,430)	$19,680,425

EBP, Nonparticipant-Directed Investment [Line Items]
EBP, Nonparticipant-Directed Investment	Non-participant Directed Investments
The following information represents the assets and the significant components of changes in assets related to the Plan’s investment in Park National Corporation Common Stock, an undetermined portion of which is non-participant directed based upon Plan provisions. Prior to the transition of the Plan trustee and administrative service provider from Park to Fidelity Management Trust Company as Plan trustee and Fidelity Workplace Services LLC as the Plan recordkeeper ("Fidelity") in June 2024, initial contributions were deposited into the Plan in the form of cash with shares of Park National Corporation Common Stock purchased on a delayed basis. After the trustee and administrative service provider transition, shares of Park National Corporation Common Stock are purchased utilizing a stock purchase account. The stock purchase account is used to facilitate the money movements associated with the share accounted stock. As the market place only recognizes whole share trades and Fidelity record keeps fractional shares, the stock purchase account houses the resulting differences that are caused by normal trading activity. The stock purchase account balances are invested in a Fidelity Investments money market account.

	December 31,
	2025	2024
Investment, at fair value:
Park National Corporation Common Stock	$143,327,729	$159,236,170
Fidelity Investments Money Market Account	1,794	1,783
	$143,329,523	$159,237,953

Changes in assets:
Employer and employee contributions	$17,280,425	$16,233,526
Rollover contributions	743,592	242,702
Interest and dividend income	5,219,522	4,644,476
Distributions to participants	(14,231,806)	(23,113,428)
Net transfers to participant directed investments	(7,073,893)	(18,011,833)
Net (depreciation) appreciation in fair value of investments	(17,846,270)	39,684,982
(Decrease) increase in assets	$(15,908,430)	$19,680,425